Net Loss per Share Attributable to the Company	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Net Loss per Share Attributable to the Company

3. Net loss per share attributable to the Company

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to the Company. The weighted average shares calculation for three months ended March 31, 2022, reflects the outstanding common shares of Paysafe Ltd from the closing date of the Transaction.

The Company uses the treasury stock method of calculating diluted net loss per share attributable to the Company. For the three months ended March 31, 2022 and 2021, we excluded all potentially dilutive restricted stock units and LLC units in calculating diluted net loss per share attributable to the Company as the effect was antidilutive.

	For the three months ended March 31,
	2022	2021
Numerator
Net loss attributable to the Company - basic	$(1,171,183)	$(60,647)
Net loss attributable to the Company - diluted	$(1,171,183)	$(60,647)
Denominator
Weighted average shares – basic	724,048,222	723,712,382
Weighted average shares – diluted	724,048,222	723,712,382
Net loss per share attributable to the Company
Basic	$(1.62)	$(0.08)
Diluted	$(1.62)	$(0.08)